Income Taxes - Sources of Income (Loss) Before Taxes and Equity in Income (Loss) of Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Parent country source	$ 169	$ (131)	$ (3)
Foreign sources	1,811	(374)	1,173
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	$ 1,980	$ (505)	$ 1,170